Loss per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon exercise of share options	10,405,042	9,668,634	9,173,623
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon exercise of share options	10,191,721	9,608,634	9,173,623
Restricted share unit
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon exercise of share options	153,321
Tandem award
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon exercise of share options	60,000	60,000